UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2668

Oppenheimer Rochester AMT-Free Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS    April 30, 2014 / Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—110.4%
Alabama—3.1%
$995,000	AL Space Science Exhibit Finance Authority	6.000%		10/01/2025	$907,371
20,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements)[1]	5.500		04/01/2041	21,747,800
385,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.125		12/01/2025	357,091
220,000	Cooperative District, AL Fort Deposit	6.000		02/01/2036	169,994
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)	6.750		02/01/2029	3,763,620
200,000	Greater Montgomery, AL Educational Building Authority (Huntingdon College)[2]	5.100		05/01/2016	204,756
10,000,000	Jefferson County, AL Sewer	0.000	[9]	10/01/2050	5,422,700
10,000,000	Jefferson County, AL Sewer	0.000	[9]	10/01/2046	5,508,200
8,750,000	Jefferson County, AL Sewer	0.000	[9]	10/01/2050	5,182,275
8,000,000	Jefferson County, AL Sewer	6.000		10/01/2042	8,480,320
7,500,000	Jefferson County, AL Sewer	6.500		10/01/2053	8,091,750
4,000,000	Jefferson County, AL Sewer	7.000		10/01/2051	4,535,400

					64,371,277
Alaska—0.0%
750,000	AK Industrial Devel. & Export Authority
	(Anchorage Sportsplex/Grace Community Church Obligated Group)[3]	6.120		08/01/2031	255,592
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[4]	5.875		12/01/2027	270,060
90,000	AK Northern Tobacco Securitization Corp. (TASC)	5.000		06/01/2032	72,122

					597,774
Arizona—3.6%
200,000	Centerra, AZ Community Facilities District	5.150		07/15/2031	180,776
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District	5.900		07/15/2022	1,070,500
330,000	Estrella Mountain Ranch, AZ Community Facilities District	6.125		07/15/2027	342,292
500,000	Estrella Mountain Ranch, AZ Community Facilities District	6.200		07/15/2032	513,950
305,000	Estrella Mountain Ranch, AZ Community Facilities District	5.450		07/15/2021	310,832
200,000	Estrella Mountain Ranch, AZ Community Facilities District	5.625		07/15/2025	202,380
450,000	Estrella Mountain Ranch, AZ Community Facilities District	5.800		07/15/2030	453,379
455,000	Festival Ranch, AZ Community Facilities District	5.750		07/01/2032	435,690
595,000	Festival Ranch, AZ Community Facilities District	5.800		07/15/2032	613,969
250,000	Gladden Farms, AZ Community Facilities District	5.500		07/15/2031	252,172
720,000	Maricopa County, AZ IDA (Christian Care Apartments)	6.500		01/01/2036	720,504
2,000,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.625		01/01/2034	2,003,120
495,000	Maricopa County, AZ IDA (Immanuel Campus Care)[4]	8.500		04/20/2041	222,156

1      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$940,000	Maricopa County, AZ IDA (Sun King Apartments)[2]	6.750%	11/01/2018	$922,920
785,000	Maricopa County, AZ IDA (Sun King Apartments)	6.750	05/01/2031	686,121
490,000	Maricopa County, AZ School District No. 24 (Gila Bend)	5.500	07/01/2022	511,580
200,000	Marley Park, AZ Community Facilities District	5.300	07/15/2031	185,974
414,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien	5.300	07/01/2030	377,055
980,000	Palm Valley, AZ Community Facility District No. 3	5.800	07/15/2032	959,351
375,000	Palm Valley, AZ Community Facility District No. 3	5.300	07/15/2031	356,445
750,000	Phoenix, AZ IDA (Career Success Schools)	7.000	01/01/2029	714,315
870,000	Phoenix, AZ IDA (Eagle College Prep)	5.000	07/01/2033	821,750
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	493,455
1,000,000	Phoenix, AZ IDA (Great Hearts Academies)	6.300	07/01/2042	1,016,350
8,500,000	Phoenix, AZ IDA (Rowan University)	5.250	06/01/2034	8,918,965
2,980,000	Pima County, AZ IDA (Arizona Charter School)	5.375	07/01/2031	2,992,725
1,630,000	Pima County, AZ IDA (Arizona Charter School)	5.000	07/01/2026	1,630,554
4,000,000	Pima County, AZ IDA (Center for Academic Success)	5.500	07/01/2037	3,932,800
1,300,000	Pima County, AZ IDA (Christian Senior Living)	5.050	01/01/2037	1,312,545
500,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.250	06/01/2026	491,660
12,400,000	Pima County, AZ IDA (Metro Police Facility)[1]	5.375	07/01/2039	13,102,460
1,435,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)	8.125	07/01/2041	1,539,468
500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	501,475
355,000	Pima County, AZ IDA (Paradise Education Center)	5.875	06/01/2033	350,768
250,000	Pima County, AZ IDA (Paradise Education Center)	6.000	06/01/2036	249,985
2,845,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.600	07/01/2023	2,442,148
500,000	Pima County, AZ IDA (Sonoran Science Academy)	5.670	12/01/2027	467,170
650,000	Pima County, AZ IDA (Sonoran Science Academy)	5.750	12/01/2037	581,497
760,000	Pima County, AZ IDA (Tucson Country Day School)	5.000	06/01/2037	657,985
250,000	Pima County, AZ IDA (Valley Academy)	6.500	07/01/2038	259,368
500,000	Quail Creek, AZ Community Facilities District	5.550	07/15/2030	477,690
620,000	Quailwood Meadows, AZ Community Facilities District	6.000	07/15/2022	627,378
1,350,000	Quailwood Meadows, AZ Community Facilities District	6.125	07/15/2029	1,366,416
1,000,000	Rio Rico, AZ Fire District	7.000	07/01/2030	1,096,150
100,000	Salt Verde, AZ Financial Corp.	5.500	12/01/2029	115,502
10,000,000	Salt Verde, AZ Financial Corp.	5.000	12/01/2037	10,983,600
23,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200	07/01/2017	24,005

2      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Arizona (Continued)
$1,655,000	Tartesso West, AZ Community Facilities District	5.900%		07/15/2032	$1,620,377
3,000,000	Verrado, AZ Community Facilities District No. 1	5.350		07/15/2031	2,805,630
1,775,000	Vistancia, AZ Community Facilities District	6.750		07/15/2022	1,779,935
500,000	Westpark, AZ Community Facilities District	5.250		07/15/2031	475,170

					75,170,462
Arkansas—0.1%
300,000	Arkadelphia, AR Public Education Facilities Board (Ouachita Baptist University)	5.375		03/01/2038	303,972
2,310,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[4]	6.250		02/01/2038	1,255,831

					1,559,803
California—16.9%
675,000	Adelanto, CA Public Utility Authority	6.750		07/01/2039	746,428
1,615,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.250		09/01/2040	1,669,813
830,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.000		09/01/2029	859,008
1,000,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2026	1,033,410
2,340,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2025	2,419,022
8,000,000	CA County Tobacco Securitization Agency	7.750	[5]	06/01/2046	479,600
129,820,000	CA County Tobacco Securitization Agency	6.700	[5]	06/01/2050	2,495,140
38,650,000	CA County Tobacco Securitization Agency	7.551	[5]	06/01/2055	274,028
6,330,000	CA County Tobacco Securitization Agency	7.234	[5]	06/01/2033	1,462,736
6,000,000	CA County Tobacco Securitization Agency	6.650	[5]	06/01/2046	173,940
7,000,000	CA County Tobacco Securitization Agency	6.500	[5]	06/01/2046	226,800
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.650	[5]	06/01/2046	2,924,850
160,000	CA County Tobacco Securitization Agency (TASC)	5.700		06/01/2046	127,206
50,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2035	49,996
5,000,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2043	4,999,850
21,000,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	20,998,950
10,200,000	CA County Tobacco Securitization Agency (TASC)	0.748		06/01/2036	8,530,668
2,315,000	CA County Tobacco Securitization Agency (TASC)	5.125		06/01/2038	1,852,741
3,375,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	3,699,877
4,335,000	CA Golden State Tobacco Securitization Corp.	5.000		06/01/2036	3,615,650
69,700,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.300		06/01/2037	54,615,526
110,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[5]	06/01/2047	1,543,300
20,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[1]	5.750		07/01/2039	23,049,400
25,000	CA HFA (Home Mtg.)	5.450		08/01/2033	25,417

3      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$590,000	CA Independent Cities Lease Finance Authority (Morgan Hill-Hacienda Valley)	5.950%		11/15/2039	$591,723
15,000,000	CA M-S-R Energy Authority	7.000		11/01/2034	20,182,800
350,000	CA M-S-R Energy Authority	6.500		11/01/2039	454,279
250,000	CA Municipal Finance Authority (Harbor Regional Center)	8.500		11/01/2039	299,072
2,920,000	CA Public Works	6.625		11/01/2034	2,934,366
1,600,000	CA Public Works	5.000		04/01/2037	1,703,728
15,000,000	CA Public Works (Regents University)[1]	5.000		12/01/2031	18,308,700
450,000	CA Public Works (Various Community Colleges)	5.750		10/01/2030	517,410
1,000,000	CA School Finance Authority Charter School (Coastal Academy)	5.000		10/01/2033	973,300
7,000,000	CA Silicon Valley Tobacco Securitization Authority	9.800	[5]	06/01/2036	1,276,660
14,000,000	CA Silicon Valley Tobacco Securitization Authority	8.841	[5]	06/01/2047	945,140
1,995,000	CA Statewide CDA (Aspire Public Schools)	6.000		07/01/2040	1,995,598
2,000,000	Chino, CA Public Financing Authority	5.000		09/01/2030	2,110,960
625,000	Chino, CA Public Financing Authority	5.000		09/01/2038	641,525
2,000,000	Corona-Norco, CA Unified School District Public Financing Authority Special Tax	5.000		09/01/2036	2,024,400
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1	6.625		09/01/2039	596,809
1,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2	5.200		09/01/2027	974,900
2,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2	5.250		09/01/2037	1,824,420
20,000,000	East Bay, CA Municipal Utility District (Water System)[1]	5.000		06/01/2036	22,472,200
950,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X	5.250		09/01/2037	954,028
420,000	Hemet, CA Unified School District	5.050		09/01/2026	421,239
250,000	Hemet, CA Unified School District	5.125		09/01/2036	250,280
500,000	Hemet, CA Unified School District Community Facilities District No. 2005-3	5.750		09/01/2039	500,715
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[5]	06/01/2057	3,243,135
360,655,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.000	[5]	06/01/2057	3,426,222
120,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[5]	06/01/2047	5,283,600
135,000	Jurupa, CA Public Financing Authority	6.000		09/01/2030	139,541
155,000	Jurupa, CA Public Financing Authority	6.000		09/01/2029	160,256
175,000	Jurupa, CA Public Financing Authority	6.000		09/01/2028	180,971
205,000	Jurupa, CA Public Financing Authority	6.000		09/01/2032	211,822
150,000	Jurupa, CA Public Financing Authority	6.000		09/01/2031	155,017
1,270,000	Lake Elsinore, CA Special Tax	5.150		09/01/2025	1,315,822
1,245,000	Lake Elsinore, CA Special Tax	5.250		09/01/2030	1,281,192
200,000	Lake Elsinore, CA Special Tax	5.350		09/01/2036	200,932
2,750,000	Lammersville, CA Joint Unified School District Special Tax Community Facilities District (Mountain House-Shea)	6.000		09/01/2043	2,959,303

4      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$415,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000%[9]		09/01/2025	$381,663
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2032	893,930
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2030	451,685
375,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2026	343,481
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2028	905,260
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2029	454,035
885,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2027	806,394
1,000,000	Lancaster, CA Financing Authority (School District)	5.000		02/01/2026	793,320
3,950,000	Loma Linda, CA Redevel. Agency Tax Allocation	5.250		07/01/2030	3,992,779
1,250,000	Los Alamitos, CA Unified School District COP	0.000	[9]	08/01/2042	788,738
180,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)	5.750		09/01/2040	185,751
2,150,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.125		12/01/2024	2,176,209
1,250,000	Lynwood, CA Redevel. Agency Tax Allocation	7.000		09/01/2031	1,506,138
2,930,000	Marysville, CA (Fremont-Rideout Health)	5.000		01/01/2029	3,085,847
4,000,000	Moreno Valley, CA Community Redevel. Agency	5.000		08/01/2032	4,105,280
4,010,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500		09/01/2041	4,134,751
630,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax	5.000		09/01/2037	632,262
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3	5.000		09/01/2037	1,254,488
20,000,000	Northern CA Tobacco Securitization Authority (TASC)	5.500		06/01/2045	15,806,400
3,250,000	Oakland, CA GO	6.000		01/15/2034	3,594,468
955,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)	5.750		10/01/2030	987,881
735,000	Palm Desert, CA Financing Authority	5.000		04/01/2027	736,536
1,510,000	Perris, CA Community Facilities District Special Tax No. 2001	5.000		09/01/2037	1,511,857
550,000	Perris, CA Community Facilities District Special Tax No. 2001	5.000		09/01/2026	551,898
620,000	Perris, CA Community Facilities District Special Tax No. 2005-1	5.000		09/01/2037	591,226
1,260,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.350		09/01/2036	1,273,898
1,000,000	Romoland, CA School District Special Tax Community Facilities District	5.400		09/01/2036	1,009,580
1,000,000	Roseville, CA Natural Gas Finance Authority	5.000		02/15/2025	1,106,300
345,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)	5.625		09/01/2035	356,054

5      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$10,000,000	San Francisco, CA City & County COP[1]	5.000%		10/01/2033	$10,960,780
720,000	San Francisco, CA City & County COP	5.000		10/01/2033	789,178
250,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.750		08/01/2041	290,553
350,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	7.000		08/01/2041	384,724
1,620,000	San Gorgonio, CA Memorial Health Care District	7.000		08/01/2027	1,888,029
350,000	San Jose, CA Finance Authority (Convention Center)	5.500		05/01/2031	393,950
2,210,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.750		06/01/2026	2,419,906
52,555,000	Silicon Valley CA Tobacco Securitization Authority	9.141	[5]	06/01/2047	3,547,988
22,445,000	Southern CA Tobacco Securitization Authority	5.125		06/01/2046	17,470,964
13,675,000	Southern CA Tobacco Securitization Authority	6.400	[5]	06/01/2046	285,397
47,250,000	Southern CA Tobacco Securitization Authority	7.100	[5]	06/01/2046	914,760
11,930,000	Southern CA Tobacco Securitization Authority (TASC)	5.000		06/01/2037	9,416,707
235,000	Temecula Valley, CA Unified School District Community Facilities District No. 2004	5.000		09/01/2037	237,641
575,000	Upland, CA Community Facilities District Special Tax	5.000		09/01/2034	601,887
3,000,000	Val Verde, CA Unified School District	5.500		08/01/2030	3,401,370
900,000	Vernon, CA Electric System	5.125		08/01/2033	945,000
100,000	Victor Valley, CA Union High School District	5.050		09/01/2025	100,129
1,160,000	Victor Valley, CA Union High School District	5.100		09/01/2035	1,050,716

					348,903,209
Colorado—2.1%
1,225,000	Arkansas River, CO Power Authority	6.000		10/01/2040	1,263,428
1,000,000	CO Andonea Metropolitan District No. 3[3]	6.250		12/01/2035	626,210
4,015,000	CO Broomfield Village Metropolitan District No. 2	6.250		12/01/2032	3,608,280
400,000	CO Central Marksheffel Metropolitan District	7.250		12/01/2029	400,848
625,000	CO Copperleaf Metropolitan District No. 2	5.950		12/01/2036	532,319
500,000	CO Copperleaf Metropolitan District No. 2	5.850		12/01/2026	446,530
294,000	CO Crystal Crossing Metropolitan District[3]	6.000		12/01/2036	170,723
125,000	CO E-470 Public Highway Authority	6.814	[5]	09/01/2025	77,141
1,730,000	CO Educational and Cultural Facilities Authority (Colorado Springs Charter Academy Building Corp.)	5.250		07/01/2028	1,825,790
1,500,000	CO Educational and Cultural Facilities Authority (Free Horizon Charter School)	6.125		06/15/2040	1,616,655
4,375,000	CO Educational and Cultural Facilities Authority (Rocky Mountain Academy of Evergreen)	6.450		11/01/2040	4,769,056
500,000	CO Elbert and Highway 86 Metropolitan District	5.750		12/01/2036	346,655
1,000,000	CO Elkhorn Ranch Metropolitan District	6.375		12/01/2035	711,250
500,000	CO Fallbrook Metropolitan District	5.625		12/01/2026	481,435
745,000	CO Fossil Ridge Metropolitan District No. 1	7.250		12/01/2040	768,475
500,000	CO Heritage Todd Creek Metropolitan District	5.500		12/01/2037	410,300

6      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Colorado (Continued)
$500,000	CO High Plains Metropolitan District[3]	6.250%		12/01/2035	$278,310
228,000	CO Horse Creek Metropolitan District	5.750		12/01/2036	181,746
415,000	CO Huntington Trails Metropolitan District	6.250		12/01/2036	420,212
368,000	CO International Center Metropolitan District No. 3	6.500		12/01/2035	302,901
500,000	CO Liberty Ranch Metropolitan District	6.250		12/01/2036	419,630
625,000	CO Madre Metropolitan District No. 2	5.500		12/01/2036	451,519
2,850,000	CO Murphy Creek Metropolitan District No. 3[3]	6.125		12/01/2035	1,390,173
2,770,000	CO Murphy Creek Metropolitan District No. 3[3]	6.000		12/01/2026	1,365,278
1,945,000	CO North Range Metropolitan District No. 1	5.000		12/15/2024	1,924,364
1,250,000	CO North Range Metropolitan District No. 2	5.500		12/15/2018	1,273,962
500,000	CO North Range Metropolitan District No. 2	5.500		12/15/2037	496,695
1,000,000	CO Northwest Metropolitan District No. 3	6.125		12/01/2025	947,940
1,875,000	CO Northwest Metropolitan District No. 3	6.250		12/01/2035	1,682,138
750,000	CO Potomac Farms Metropolitan District	7.250		12/01/2037	606,968
120,000	CO Potomac Farms Metropolitan District	7.625		12/01/2023	111,355
440,000	CO Prairie Center Metropolitan District No. 3	5.250		12/15/2021	445,139
780,000	CO Prairie Center Metropolitan District No. 3	5.400		12/15/2031	772,083
730,000	CO Regency Metropolitan District[3]	5.750		12/01/2036	590,555
1,000,000	CO Serenity Ridge Metropolitan District No. 2[3]	7.500		12/01/2034	440,000
358,000	CO Silver Peaks Metropolitan District	5.750		12/01/2036	233,806
1,000,000	CO Sorrell Ranch Metropolitan District[4]	6.750		12/15/2036	508,050
540,000	CO Tallyns Reach Metropolitan District No. 3	5.100		12/01/2026	542,975
500,000	CO Traditions Metropolitan District No. 2	5.750		12/01/2036	467,700
500,000	CO Wheatlands Metropolitan District	6.125		12/01/2035	421,385
966,000	CO Wheatlands Metropolitan District	6.000		12/01/2025	879,398
175,000	Fairplay, CO Sanitation District	5.250		12/15/2031	165,373
180,000	Jefferson County, CO (Section 14 Metropolitan District)	5.000		12/01/2018	192,418
2,050,000	Loveland, CO Special Assessment	5.625		07/01/2029	1,719,704
1,495,000	Public Authority for CO (Natural Gas Energy)	6.250		11/15/2028	1,842,573
500,000	Tabernash Meadows, CO Water & Sanitation District	7.125		12/01/2034	539,320
110,000	Tallyns Reach CO Metropolitan District No. 3	5.000		12/01/2033	110,099
250,000	Tallyns Reach CO Metropolitan District No. 3	5.125		11/01/2038	248,848
3,824,161	Woodmen Heights, CO Metropolitan District No. 1	0.000	[9]	12/15/2041	1,669,208
1,047,237	Woodmen Heights, CO Metropolitan District No. 1	6.000		12/01/2041	939,853

					42,636,773
Connecticut—0.3%
500,000	Georgetown, CT Special Taxing District[3]	5.125		10/01/2036	194,740
8,473,532	Mashantucket Western Pequot Tribe CT	4.000		07/01/2031	5,422,891

					5,617,631
Delaware—0.3%
3,781,000	Bridgeville, DE Special Obligation (Heritage Shores)	5.450		07/01/2035	3,556,976
630,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)	5.000		07/01/2030	540,754

7      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Delaware (Continued)
$1,000,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)	5.000%		07/01/2025	$910,240
2,300,000	Millsboro, DE Special Obligation (Plantation Lakes)	5.450		07/01/2036	1,815,758

					6,823,728
District of Columbia—0.9%
25,000	District of Columbia (James F. Oyster Elementary School)	6.450		11/01/2034	24,472
2,100,000	District of Columbia Center for Strategic & International Studies	6.625		03/01/2041	2,186,205
2,000,000	District of Columbia Center for Strategic & International Studies	6.375		03/01/2031	2,065,660
1,000,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000		10/01/2030	952,580
4,385,000	District of Columbia Tobacco Settlement Financing Corp.	6.750		05/15/2040	4,384,518
2,570,000	District of Columbia Tobacco Settlement Financing Corp.	6.500		05/15/2033	2,767,916
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.375	[5]	06/15/2046	2,291,411
400,000	District of Columbia University (Gallaudet University)	5.500		04/01/2034	437,140
2,500,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	0.000	[9]	10/01/2041	2,606,925

					17,716,827
Florida—12.8%
100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)	6.750		12/01/2030	110,401
1,860,000	Amelia Concourse, FL Community Devel. District[2,4]	5.750		05/01/2038	718,425
1,120,000	Arlington Ridge, FL Community Devel. District[4]	5.500		05/01/2036	438,805
435,000	Avignon Villages, FL Community Devel. District[4]	5.300		05/01/2014	86,909
250,000	Avignon Villages, FL Community Devel. District[4]	5.400		05/01/2037	49,947
1,370,000	Baywinds, FL Community Devel. District[2]	5.250		05/01/2037	1,133,332
1,865,000	Boynton Village, FL Community Devel. District Special Assessment	6.000		05/01/2038	1,735,364
1,195,000	Cascades, FL Groveland Community Devel. District[2]	5.300		05/01/2036	1,157,453
2,370,000	Chapel Creek, FL Community Devel. District Special Assessment[4]	5.500		05/01/2038	1,409,676
1,675,000	Clearwater Cay, FL Community Devel. District[4]	5.500		05/01/2037	631,039
2,280,000	Creekside, FL Community Devel. District[4]	5.200		05/01/2038	1,027,368
875,000	Crosscreek, FL Community Devel. District[4]	5.500		05/01/2017	372,566
415,000	Crosscreek, FL Community Devel. District[4]	5.600		05/01/2039	176,877
5,400,000	Cypress Creek of Hillsborough County, FL Community Devel. District[2]	5.350		05/01/2037	4,479,516
800,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)	8.000		06/01/2022	799,584
1,625,000	Dupree Lakes, FL Community Devel. District[2]	5.375		05/01/2037	1,438,304

8      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$655,000	Durbin Crossing, FL Community Devel. District Special Assessment[4]	5.250%	11/01/2015	$613,460
205,000	East Homestead FL Community Devel. District[2]	7.250	05/01/2021	215,642
2,165,000	East Homestead, FL Community Devel. District[2]	5.375	05/01/2036	2,002,387
350,000	East Homestead, FL Community Devel. District	5.000	11/01/2033	325,269
1,225,000	East Homestead, FL Community Devel. District	5.450	05/01/2036	1,222,035
510,000	Escambia County, FL Health Facilities Authority	5.950	07/01/2020	544,491
2,550,000	FL Capital Trust Agency (American Opportunity)[3]	5.875	06/01/2038	1,452,735
5,437,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	7.000	07/15/2032	3,099,362
1,775,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	8.260	07/15/2038	1,011,839
750,000	FL Capital Trust Agency (Miami Community Charter School)	7.000	10/15/2040	776,670
1,810,000	FL Capital Trust Agency (Windsor Cove Apartments)	5.000	11/01/2047	1,804,769
10,440,000	FL COP (Dept. of Management Services)[1]	5.250	08/01/2028	11,918,930
15,000	FL Correctional Private Commission (350 Bed Youthful) COP	5.000	08/01/2017	15,177
1,250,000	FL HEFFA (Bethune-Cookman University)	5.375	07/01/2032	1,339,187
1,100,000	FL Lake Ashton II Community Devel. District	5.375	05/01/2036	820,688
500,000	FL Parker Road Community Devel. District[4]	5.350	05/01/2015	375,000
465,000	FL Parker Road Community Devel. District[3]	5.600	05/01/2038	348,750
935,000	FL Principal One Community Devel. District[2]	5.650	05/01/2035	936,393
3,865,000	Flora Ridge, FL Educational Facilities Benefit District[2]	5.300	05/01/2037	3,294,874
145,000	Forest Creek, FL Community Devel. District	5.450	05/01/2036	144,448
261,868	Forest Creek, FL Community Devel. District	5.450	05/01/2036	226,356
925,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[2]	5.500	05/01/2038	875,142
16,000,000	Greater Orlando, FL Aviation Authority[1]	5.000	10/01/2032	17,192,640
195,000	Heritage Isles, FL Community Devel. District[4]	7.100	10/01/2023	36,444
1,215,000	Heritage Plantation, FL Community Devel. District[3]	5.400	05/01/2037	474,700
120,000	Hialeah, FL Hsg. Authority	5.800	06/20/2033	121,962
310,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A4	5.500	05/01/2036	122,168
3,820,000	Highlands, FL Community Devel. District[4]	5.550	05/01/2036	2,738,596
745,000	Hillsborough County, FL IDA (Senior Care Group)	6.750	07/01/2029	401,704
855,000	Indigo, FL Community Devel. District[4]	5.750	05/01/2036	420,609
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)	5.250	08/15/2027	36,264
160,000	JEA, FL Water & Sewer System	5.375	10/01/2039	160,635
1,000,000	Lakeland, FL Educational Facilities (Florida Southern College)	5.000	09/01/2037	1,017,320
1,255,000	Lakeland, FL Educational Facilities (Florida Southern College)	5.000	09/01/2029	1,312,793
250,000	Lakeside Landings, FL Devel. District[4]	5.500	05/01/2038	109,000
4,500,000	Lakewood Ranch, FL Stewardship District[2]	5.500	05/01/2036	3,373,560
3,460,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[2]	5.400	05/01/2037	2,877,578

9      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$500,000	Legends Bay, FL Community Devel. District	5.500%	05/01/2014	$499,870
500,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	356,590
1,835,000	Lucaya, FL Community Devel. District[2]	5.375	05/01/2035	1,600,267
530,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	319,479
1,775,000	Magnolia Creek, FL Community Devel. District[4]	5.900	05/01/2039	612,623
1,425,000	Magnolia West, FL Community Devel. District Special Assessment[4]	5.350	05/01/2037	779,774
8,215,000	Meadow Pines, FL Community Devel. District Special Assessment[2]	6.250	05/01/2034	7,623,602
790,000	Miromar Lakes, FL Community Devel. District	5.375	05/01/2032	808,612
6,470,000	Miromar Lakes, FL Community Devel. District[2]	6.875	05/01/2035	6,491,286
3,500,000	Monterey/Congress, FL Community Devel. District Special Assessment[2]	5.375	05/01/2036	3,020,535
8,580,000	Moody River, FL Estates Community Devel. District[2]	5.350	05/01/2036	5,771,080
9,405,000	Myrtle Creek, FL Improvement District Special Assessment[2]	5.200	05/01/2037	9,394,937
485,000	Naturewalk, FL Community Devel. District[4]	5.500	05/01/2038	241,147
580,000	Naturewalk, FL Community Devel. District[3]	5.300	05/01/2016	288,022
250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)	5.500	07/01/2032	250,482
10,000,000	Orange County, FL School Board COP[1]	5.500	08/01/2034	10,949,000
450,000	Palace Coral Gables, FL Community Devel. District Special Assessment	5.000	05/01/2032	485,190
1,000,000	Palace Coral Gables, FL Community Devel. District Special Assessment	5.625	05/01/2042	1,091,390
1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[4]	7.000	07/01/2036	375,025
110,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)	5.500	12/01/2021	110,240
25,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)	5.625	12/01/2031	25,027
1,895,000	Palm Coast Park, FL Community Devel. District Special Assessment[2]	5.700	05/01/2037	1,259,891
2,200,000	Palm Glades, FL Community Devel. District	5.300	05/01/2036	2,186,712
315,000	Palm Glades, FL Community Devel. District Special Assessment[2]	7.250	08/01/2016	327,685
510,000	Palm River, FL Community Devel. District[4]	5.375	05/01/2036	201,001
460,000	Palm River, FL Community Devel. District[4]	5.150	05/01/2013	181,015
2,000,000	Parkway Center, FL Community Devel. District, Series A2	6.125	05/01/2024	1,848,560
2,195,000	Parkway Center, FL Community Devel. District, Series A	6.300	05/01/2034	1,881,971
1,310,000	Pine Ridge Plantation, FL Community Devel. District[2]	5.400	05/01/2037	1,057,969
1,385,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[2]	5.650	05/01/2037	1,214,146
425,000	Poinciana West, FL Community Devel. District Special Assessment	6.000	05/01/2037	411,119
340,000	Portico, FL Community Devel. District[2]	5.450	05/01/2037	227,368
2,670,000	Portofino Cove, FL Community Devel. District
	Special Assessment[4]	5.250	05/01/2012	1,045,599

10      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$490,000	Portofino Cove, FL Community Devel. District Special Assessment[4]	5.500%	05/01/2038	$192,188
980,000	Portofino Landings, FL Community Devel. District Special Assessment[4]	5.400	05/01/2038	384,356
285,000	Portofino Landings, FL Community Devel. District Special Assessment[4]	5.200	05/01/2017	111,686
14,330,000	Quarry, FL Community Devel. District[2]	5.500	05/01/2036	13,477,652
10,020,000	Renaissance Commons, FL Community Devel. District, Series A2	5.600	05/01/2036	8,215,398
1,710,000	Reunion East, FL Community Devel. District[3]	5.800	05/01/2036	1,189,989
1,850,000	Reunion East, FL Community Devel. District[3]	7.375	05/01/2033	1,287,415
4,175,000	Reunion East, FL Community Devel. District	7.375	05/01/2033	4,239,003
1,110,000	Ridgewood Trails, FL Community Devel. District[3]	5.650	05/01/2038	535,930
2,500,000	River Glen, FL Community Devel. District Special Assessment[4]	5.450	05/01/2038	989,150
145,000	Rolling Hills, FL Community Devel. District[4]	5.450	05/01/2037	56,605
400,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	239,972
4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)	6.500	07/01/2040	4,740,209
3,445,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)	6.750	07/01/2030	3,709,300
3,750,000	South Bay, FL Community Devel. District[4]	5.375	05/01/2013	799,912
5,400,000	South Bay, FL Community Devel. District[4]	5.950	05/01/2036	2,079,486
1,985,000	South Bay, FL Community Devel. District[4]	5.125	11/01/2009	763,848
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)	6.000	08/01/2045	1,598,610
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250	10/01/2041	326,764
1,525,000	St. John’s Forest, FL Community Devel. District, Series A2	6.125	05/01/2034	1,525,351
665,000	Stonegate, FL Community Devel. District[2]	6.000	05/01/2024	671,756
500,000	Tern Bay, FL Community Devel. District[4]	5.375	05/01/2037	121,725
6,020,000	Tern Bay, FL Community Devel. District[4]	5.000	05/01/2015	1,464,606
4,310,000	Town Center, FL at Palm Coast Community Devel. District[2]	6.000	05/01/2036	3,856,329
8,390,000	Turnbull Creek, FL Community Devel. District Special Assessment[2]	5.800	05/01/2035	7,923,684
220,000	Turnbull Creek, FL Community Devel. District Special Assessment[2]	5.250	05/01/2037	190,223
8,325,000	Two Creeks, FL Community Devel. District[2]	5.250	05/01/2037	6,978,681
5,230,000	Verandah East, FL Community Devel. District[2]	5.400	05/01/2037	3,931,234
4,010,000	Verandah, FL Community Devel District[2]	5.250	05/01/2036	3,406,856
965,000	Verano Center, FL Community Devel. District[2]	5.375	05/01/2037	842,127
8,400,000	Verona Walk, FL Community Devel. District[2]	5.375	05/01/2037	7,147,056
1,000,000	Villa Portofino East, FL Community Devel. District	5.200	05/01/2037	952,340
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[4]	5.350	05/01/2017	1,140,912
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[4]	5.550	05/01/2039	186,816

11      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$1,575,000	Villages of Westport, FL Community Devel. District[4,6]	5.700%		05/01/2035	$788,760
4,575,000	Vista, FL Community Devel. District Special Assessment[2]	5.375		05/01/2037	4,029,294
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.500		05/01/2037	725,563
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.125		05/01/2013	440,115
5,395,000	Watergrass, FL Community Devel. District Special Assessment[2]	5.500		05/01/2036	3,536,476
665,000	Watergrass, FL Community Devel. District Special Assessment[2]	5.375		05/01/2039	435,223
410,000	Watergrass, FL Community Devel. District Special Assessment[2]	5.125		11/01/2014	381,886
576,156	Watergrass, FL Community Devel. District Special Assessment[2]	6.960		11/01/2017	540,400
950,000	Waterlefe, FL Community Devel. District Golf Course[4]	8.125		10/01/2025	66,206
16,000	Waters Edge, FL Community Devel. District	5.350		05/01/2039	15,633
5,925,000	Waters Edge, FL Community Devel. District[2]	5.300		05/01/2036	5,701,746
900,000	Waters Edge, FL Community Devel. District[2]	0.000	[9]	05/01/2039	556,596
1,785,000	Waterstone, FL Community Devel. District[4]	5.500		05/01/2018	707,271
540,000	West Villages, FL Improvement District[2,4]	5.350		05/01/2015	414,569
7,350,000	West Villages, FL Improvement District[4]	5.800		05/01/2036	4,371,780
3,300,000	West Villages, FL Improvement District[4]	5.500		05/01/2038	1,962,840
4,925,000	Westridge, FL Community Devel. District[4]	5.800		05/01/2037	1,853,031
5,840,000	Westside, FL Community Devel. District[3]	5.650		05/01/2037	2,391,714
4,795,000	World Commerce, FL Community Devel. District Special Assessment	6.125		05/01/2035	4,538,132
1,445,000	Wyld Palms, FL Community Devel. District[4]	5.500		05/01/2038	441,433
2,250,000	Wyld Palms, FL Community Devel. District[4]	5.400		05/01/2015	686,723
990,000	Zephyr Ridge, FL Community Devel. District[4]	5.625		05/01/2037	389,832
450,000	Zephyr Ridge, FL Community Devel. District[4]	5.250		05/01/2013	176,945

					262,891,694
Georgia—0.8%
5,000	Atlanta, GA HDC (Bedford Tower)	6.250		01/01/2015	5,021
230,000	Atlanta, GA Tax Allocation (Beltline)	7.500		01/01/2031	270,763
565,000	Atlanta, GA Urban Residential Finance Authority (Trestletree Village Apartments)	5.000		11/01/2048	562,198
7,425,000	DeKalb County, GA Devel. Authority Public Purpose	5.500		12/10/2023	7,521,822
10,000	DeKalb County, GA Hsg. Authority (Spring Chase Apartments)	5.400		11/01/2030	10,003
4,435,000	East Point, GA (Camp Creek), Series B	8.000		02/01/2026	4,443,560
3,005,000	East Point, GA (Camp Creek), Series B	8.000		02/01/2026	3,010,800
15,000	GA Municipal Electric Authority	6.600		01/01/2018	16,426

12      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Georgia (Continued)
$520,000	Randolph County, GA GO	5.000%	04/01/2030	$542,599

				16,383,192
Idaho—0.1%
60,000	ID Health Facilities Authority (Trinity Health Corp.)	6.250	12/01/2033	69,810
1,000,000	ID Hsg. & Finance Assoc. (Compass Public Charter School)	6.250	07/01/2045	1,010,070

				1,079,880
Illinois—12.2%
400,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)	5.625	01/01/2018	367,632
1,575,000	Bedford Park, IL Tax	5.125	12/30/2018	1,616,548
25,000	Chicago, IL GO	5.000	01/01/2042	24,868
455,000	Chicago, IL Midway Airport, Series B	5.000	01/01/2035	456,574
10,000,000	Chicago, IL O’Hare International Airport	5.625	01/01/2035	10,896,600
5,000,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)	5.000	01/01/2032	5,335,650
6,000,000	Chicago, IL Park District (Harbor Facilities)[1]	5.250	01/01/2037	6,321,780
10,000,000	Chicago, IL Park District (Harbor Facilities)[1]	5.250	01/01/2040	10,536,300
2,400,000	Cook County, IL Community School District GO	7.125	06/01/2024	2,634,816
949,000	Cortland, IL Special Tax (Sheaffer System)[3]	5.500	03/01/2017	285,364
500,000	Country Club Hills, IL GO	5.000	12/01/2031	506,275
40,000	Country Club Hills, IL GO	5.000	12/01/2032	40,436
410,000	Country Club Hills, IL GO	5.000	12/01/2027	416,093
395,000	Country Club Hills, IL GO	5.000	12/01/2026	401,000
435,000	Country Club Hills, IL GO	5.000	12/01/2028	441,177
475,000	Country Club Hills, IL GO	5.000	12/01/2030	481,118
455,000	Country Club Hills, IL GO	5.000	12/01/2029	461,161
100,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)	5.400	03/01/2016	102,200
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)	5.625	03/01/2036	321,277
1,250,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[4]	5.375	03/01/2016	431,675
2,225,000	Harvey, IL GO	5.500	12/01/2027	1,758,885
1,000,000	Harvey, IL GO	5.625	12/01/2032	743,780
5,155,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)	6.875	08/01/2028	4,119,206
60,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	5.700	07/01/2019	58,491
1,920,000	IL Finance Authority (Bethel Terrace Apartments)	5.125	09/01/2025	1,886,688
155,000	IL Finance Authority (Illinois Institute of Technology)	6.500	02/01/2023	165,013
9,660,000	IL Finance Authority (Illinois Institute of Technology)	5.000	04/01/2031	9,051,130
1,010,000	IL Finance Authority (Illinois Institute of Technology)	5.000	04/01/2026	989,547
1,000,000	IL Finance Authority (Illinois Institute of Technology)	5.000	04/01/2036	910,640

13      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$2,215,000	IL Finance Authority (Illinois Institute of Technology)	7.125%	02/01/2034	$2,351,577
500,000	IL Finance Authority (Lake Forest College)	5.750	10/01/2032	520,425
450,000	IL Finance Authority (Lake Forest College)	6.000	10/01/2048	469,435
1,000,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)	5.125	08/15/2028	943,750
185,000	IL Finance Authority (Northwestern Memorial Hospital)	6.000	08/15/2039	188,162
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[1]	6.000	08/15/2039	23,133,600
50,000	IL Finance Authority (OSF Healthcare System)	7.125	11/15/2037	59,931
75,000	IL Finance Authority (OSF Healthcare System)	7.125	11/15/2035	77,863
10,190,000	IL Finance Authority (Provena Health)	7.750	08/15/2034	12,652,312
8,335,000	IL Finance Authority (Resurrection Health Care)	5.250	05/15/2029	8,780,506
6,665,000	IL Finance Authority (Resurrection Health Care)[1]	5.250	05/15/2029	7,021,243
5,000,000	IL Finance Authority (Resurrection Health)	6.125	05/15/2025	5,558,400
2,680,000	IL Finance Authority (Roosevelt University)	6.250	04/01/2029	2,804,218
3,250,000	IL Finance Authority (Roosevelt University)	5.500	04/01/2032	3,316,040
6,270,000	IL Finance Authority (Roosevelt University)	5.500	04/01/2037	6,373,455
5,600,000	IL Finance Authority (Roosevelt University)	5.750	04/01/2024	5,987,240
22,915,000	IL Finance Authority (Roosevelt University)	6.500	04/01/2039	23,828,392
5,855,000	IL Finance Authority (Roosevelt University)	6.500	04/01/2044	6,069,059
4,765,000	IL Finance Authority (Swedish Covenant Hospital)	5.750	08/15/2029	5,140,863
10,000,000	IL Finance Authority (Trinity Health Corp.)[1]	5.000	12/01/2030	10,911,489
1,000,000	IL GO	5.500	07/01/2038	1,092,850
1,500,000	IL GO	5.000	03/01/2037	1,551,480
700,000	IL GO	5.000	08/01/2025	771,939
330,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	5.500	06/15/2050	346,487
290,000	IL Sports Facilities Authority	5.000	06/15/2032	290,142
955,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2028	1,243,458
1,160,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2031	1,513,475
895,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2027	1,177,176
4,431,000	Lakemoor Village, IL Special Tax	5.000	03/01/2027	4,270,864
2,718,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)	6.250	03/01/2034	2,772,632
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[4]	6.125	03/01/2040	283,725
480,000	Markham, IL GO	5.750	02/01/2028	481,795
1,094,000	Plano, IL Special Service Area No. 5[4]	6.000	03/01/2036	755,002
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850	12/01/2036	395,830
4,470,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000	10/01/2022	3,637,105
1,735,000	Southwestern IL Devel. Authority (Village of Sauget)[2]	5.625	11/01/2026	1,388,711
12,000,000	Springfield, IL Electric	5.000	03/01/2030	12,247,080

14      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Illinois (Continued)
$12,000,000	University of Illinois (Auxiliary Facilities System)[1]	5.750%		04/01/2038	$13,668,000
3,000,000	University of Illinois (Auxiliary Facilities System)	5.125		04/01/2036	3,212,430
1,975,000	Vernon Hills, IL Tax Increment (Town Center)	6.250		12/30/2026	1,986,988
940,000	Volo Village, IL Special Service Area (Lancaster Falls)	5.750		03/01/2036	945,790
3,822,000	Volo Village, IL Special Service Area (Remington Pointe)	6.450		03/01/2034	3,661,017
1,870,000	Yorkville, IL United City Special Services Area Special Tax	5.000		03/01/2033	1,756,865
2,295,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)	5.875		03/01/2036	2,308,541
1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[4]	6.250		03/01/2035	844,615

					250,553,881
Indiana—1.8%
1,700,000	Carmel, IN Redevel. District COP	6.500		07/15/2035	1,804,278
1,000,000	Hammond, IN Local Public Improvement District	6.750		08/15/2035	1,016,960
1,000,000	Hammond, IN Local Public Improvement District	6.500		08/15/2030	1,015,750
465,000	Hammond, IN Local Public Improvement District	5.000		02/01/2024	486,041
4,250,000	IN Finance Authority (Marian University)	6.375		09/15/2041	4,432,113
4,750,000	IN Finance Authority (Marian University)	6.500		09/15/2030	5,055,140
2,885,000	IN Finance Authority (Marian University)	5.250		09/15/2025	2,923,169
325,000	IN Finance Authority Educational Facilities (Irvington Community)	9.000		07/01/2039	333,856
3,985,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)	6.000		07/01/2040	4,145,755
1,000,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)	5.750		07/01/2030	1,052,040
2,025,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)	7.000		02/01/2039	2,182,464
7,950,000	Mount Vernon, IN School Building Corp.	5.000		01/15/2037	8,573,598
2,123,639	North Manchester, IN Economic Devel. (Peabody Retirement Community)[3]	1.000		12/01/2045	21
2,466,162	North Manchester, IN Economic Devel. (Peabody Retirement Community)	5.130	[7]	12/01/2045	1,884,690
2,200,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)	6.500		07/01/2022	2,334,926

					37,240,801
Iowa—0.2%
750,000	IA Finance Authority (Amity Fellowserve)	6.500		10/01/2036	758,392
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[4]	5.900		12/01/2028	180,040
1,500,000	IA Finance Authority (Mercy Medical Center)	5.000		08/15/2029	1,620,270
1,685,000	IA Finance Authority (Mercy Medical Center)	5.000		08/15/2028	1,831,309
425,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)	5.375		06/01/2025	370,252

					4,760,263
Kansas—0.2%
895,000	Hays, KS Sales Tax	6.000		01/01/2025	895,322

15      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Kansas (Continued)
$256,000	Overland Park, KS Transportation Devel. District (Grass Creek)	4.850%	09/01/2016	$262,572
2,435,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)	4.900	04/01/2024	2,179,520

				3,337,414
Kentucky—0.0%
80,000	Owens County, KY Waterworks System (AWCC/KAWC Obligated Group)	6.250	06/01/2039	86,847
15,000	Springfield, KY Educational Devel. (St. Catherine College)	5.750	10/01/2035	15,097

				101,944
Louisiana—2.3%
2,000,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)	5.250	01/01/2028	2,142,760
950,000	LA Citizens Property Insurance Corp.	5.000	06/01/2024	1,073,187
635,000	LA Citizens Property Insurance Corp.	5.000	06/01/2024	718,991
5,000,000	LA HFA (La Chateau)	7.250	09/01/2039	5,158,250
8,280,000	LA HFA (La Chateau)	6.875	09/01/2029	8,464,727
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500	09/01/2022	2,230,023
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	25,370
2,000,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2018	1,518,040
1,240,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)	6.550	09/01/2025	1,323,266
19,275,000	LA Public Facilities Authority (OLOLRMC/OLOLMC Obligated Group)	6.750	07/01/2039	21,707,698
2,000,000	LA Stadium & Exposition District	5.000	07/01/2032	2,165,720
50,000	LA Stadium & Exposition District	5.000	07/01/2028	55,321
2,500,000	Lakeshore Villages, LA Master Community Devel. District[3]	5.250	07/01/2017	988,250
20,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.000	07/15/2025	20,244

				47,591,847
Maine—0.4%
5,000,000	ME H&HEFA (Maine General Medical Center)	7.500	07/01/2032	5,731,950
2,000,000	ME H&HEFA (Maine General Medical Center)	6.750	07/01/2036	2,182,120

				7,914,070
Maryland—0.1%
1,000,000	MD EDC Student Hsg. (Morgan State University)	5.000	07/01/2034	1,010,290
65,000	MD H&HEFA (Johns Hopkins Hospital)	5.375	07/01/2020	65,146
967,000	Prince Georges County, MD Special District (Victoria Falls)	5.250	07/01/2035	967,338

16      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Maryland (Continued)
$750,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[4]	5.250%		01/01/2037	$272,723

					2,315,497
Massachusetts—0.5%
260,000	MA Devel. Finance Agency (Evergreen Center)	5.500		01/01/2035	260,088
25,000	MA Devel. Finance Agency (Lasell College)	6.000		07/01/2031	26,730
750,000	MA Devel. Finance Agency (Lasell College)	5.500		07/01/2026	798,075
92,782	MA Devel. Finance Agency (Linden Ponds)	5.500		11/15/2046	66,692
461,488	MA Devel. Finance Agency (Linden Ponds)	0.605	[5]	11/15/2056	2,164
14,103	MA Devel. Finance Agency (Linden Ponds)	6.250		11/15/2039	11,805
1,733,606	MA Devel. Finance Agency (Linden Ponds)	6.250		11/15/2046	1,414,154
6,770,000	MA Devel. Finance Agency (Merrimack College)	5.250		07/01/2042	6,879,877
40,000	MA Devel. Finance Agency (Northern Berkshire Community)	6.250		08/15/2029	31,508
149,400	MA Devel. Finance Agency (Northern Berkshire Healthcare)[3]	35.005	[5]	02/15/2043	1
120,749	MA Devel. Finance Agency (Northern Berkshire Healthcare)[4]	6.000		02/15/2043	48,300
78,847	MA Devel. Finance Agency (Northern Berkshire Healthcare)[3]	3.184	[5]	02/15/2043	1
25,000	MA H&EFA (Beverly Hospital Corp.)	5.250		07/01/2023	25,034

					9,564,429
Michigan—3.5%
680,000	Detroit, MI City School District	5.000		05/01/2031	708,900
1,100,000	Detroit, MI City School District	5.000		05/01/2028	1,169,663
5,000	Detroit, MI Local Devel. Finance Authority	5.500		05/01/2021	4,610
13,435,000	Detroit, MI Sewer Disposal System	7.500		07/01/2033	14,591,888
2,250,000	Detroit, MI Sewer Disposal System	6.500		07/01/2024	2,259,517
2,155,000	Detroit, MI Water and Sewerage Dept.	5.000		07/01/2032	2,086,126
1,000,000	Detroit, MI Water Supply System	5.000		07/01/2036	948,090
5,300,000	Detroit, MI Water Supply System	5.000		07/01/2030	5,160,345
1,555,000	Detroit, MI Water Supply System	5.000		07/01/2033	1,504,976
40,000	Flint, MI Hospital Building Authority (Hurley Medical Center)	5.375		07/01/2018	40,031
495,000	Grand Traverse Academy, MI Public School Academy	5.000		11/01/2022	473,512
1,000,000	Grand Traverse Academy, MI Public School Academy	4.750		11/01/2032	829,180
2,200,000	Grand Traverse Academy, MI Public School Academy	4.625		11/01/2027	1,913,538
600,000	MI Finance Authority (Old Redford Public School Academy)	5.900		12/01/2030	563,742
14,600,000	MI Hospital Finance Authority (Trinity Health)[1]	6.125		12/01/2023	16,951,622
15,000	MI Hsg. Devel. Authority (Walled Lake Villa)	6.000		04/15/2018	15,032
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)	6.000		12/01/2035	1,074,520
433,000	MI Strategic Fund Limited Obligation (Wolverine Human Services)	7.875		08/31/2028	439,322

17      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Michigan (Continued)
$9,720,762	MI Strategic Fund Limited Obligation (Wolverine Human Services)	5.850%		08/31/2027	$8,316,501
1,323,000,000	MI Tobacco Settlement Finance Authority	9.838	[5]	06/01/2058	6,654,690
250,000	Monroe County, MI Hospital Finance Authority (Mercy Memorial Hospital Corp.)	5.500		06/01/2035	252,190
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)	5.375		11/01/2030	301,728
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)	5.625		11/01/2035	983,892
500,000	Renaissance, MI Public School Academy	6.000		05/01/2037	480,735
5,000,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)	5.000		12/01/2037	5,210,600
55,000	Wayne County, MI Building Authority	5.250		06/01/2016	55,216

					72,990,166
Minnesota—0.3%
885,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.375		02/15/2032	804,014
1,260,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700		07/01/2042	1,015,283
610,000	Minneapolis, MN Tax Increment (St. Anthony Falls)	5.750		02/01/2027	610,030
965,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)	5.000		02/15/2027	966,216
1,500,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.625		02/01/2031	1,511,745
1,615,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.000		02/01/2031	1,470,700
110,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.375		08/01/2021	113,173
115,000	St. Paul, MN Port Authority (Great Northern)	6.000		03/01/2030	116,265

					6,607,426
Mississippi—0.0%
85,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	5.750		07/01/2031	85,096
845,000	Meridian, MS Tax Increment (Meridian Crossroads)	8.750		12/01/2024	931,900

					1,016,996
Missouri—2.8%
200,000	Belton, MO Tax Increment (Belton Town Center)	5.625		03/01/2025	200,606
250,000	Branson Hills, MO Infrastructure Facilities	5.500		04/01/2027	136,248
900,000	Branson, MO IDA (Branson Hills Redevel.)	5.750		05/01/2026	898,227
365,000	Branson, MO IDA (Branson Hills Redevel.)	7.050		05/01/2027	366,420
1,500,000	Branson, MO IDA (Branson Landing)	5.250		06/01/2021	1,464,045
7,385,000	Branson, MO IDA (Branson Shoppe Redevel.)	5.950		11/01/2029	7,432,264
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)	5.875		12/01/2031	547,317
400,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625		04/01/2027	343,948
400,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500		04/01/2021	386,284
3,840,000	Hawk Ridge, MO Transportation Devel. District	5.000		02/01/2030	2,337,523
435,000	Hawk Ridge, MO Transportation Devel. District	4.650		02/01/2017	402,632

18      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Missouri (Continued)
$14,360,000	Hazelwood, MO Transportation Devel. District (370/Missouri Bottom Road/Tausig Road)	7.200%	05/01/2033	$14,372,924
2,575,000	Independence, MO 39th Street Transportation	6.875	09/01/2032	2,660,284
650,000	Kansas City, MO Tax Increment (Briarcliff West)	5.150	06/01/2016	663,884
800,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	6.500	06/01/2025	809,728
1,765,000	Kansas City, MO Tax Increment (Southtown)	6.000	03/01/2017	1,900,834
250,000	Lees Summit, MO IDA (Kensington Farms)	5.750	03/01/2029	243,583
225,000	Lees Summit, MO IDA (Kensington Farms)	5.500	03/01/2021	229,779
790,000	Liberty, MO Tax Increment (Liberty Triangle)	5.875	10/01/2029	796,391
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)	5.750	11/01/2026	2,103,255
355,000	MO Grindstone Plaza Transportation Devel. District	5.500	10/01/2031	287,717
217,000	Northwoods, MO Transportation Devel. District	5.850	02/01/2031	188,916
1,500,000	Osage Beach, MO Tax Increment (Prewitts Point)	5.000	05/01/2023	1,490,415
350,000	Ozark Centre, MO Transportation Devel. District	5.375	09/01/2032	337,390
1,500,000	Raymore, MO Tax Increment	5.375	03/01/2020	1,525,875
2,750,000	Raymore, MO Tax Increment	5.625	03/01/2028	2,803,048
2,500,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax	5.625	11/01/2025	2,507,900
1,060,000	St. Louis, MO IDA (Southtown Redevel.)[2]	5.125	05/01/2026	1,045,531
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)	6.000	08/04/2025	236,883
846,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000	08/21/2026	505,840
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)	5.500	03/09/2027	1,120,748
662,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	403,674
545,000	St. Louis, MO Tax Increment (Printers Lofts)[3]	6.000	08/21/2026	247,414
466,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500	01/20/2028	298,207
783,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500	01/20/2028	677,287
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)	6.690	04/21/2029	618,538
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500	09/02/2028	221,036
3,255,000	St. Louis, MO Tax Increment, Series A	6.600	01/21/2028	2,238,789
620,000	Stone Canyon, MO Improvement District (Infrastructure)[4]	5.700	04/01/2022	307,098
320,000	Stone Canyon, MO Improvement District (Infrastructure)[4]	5.750	04/01/2027	158,502
510,000	Suemandy, MO Mid-Rivers Community Improvement District	7.500	10/01/2029	546,373

19      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Missouri (Continued)
$2,500,000	University Place, MO Transportation Devel. District	5.000%		03/01/2032	$2,461,200

					58,524,557
Montana—0.5%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)	0.000	[9]	09/01/2031	9,258,394
375,000	MT Facilities Finance Authority (St. John’s Lutheran)	6.000		05/15/2025	383,314

					9,641,708
Nebraska—0.7%
7,510,000	NE Central Plains Gas Energy	5.250		09/01/2037	7,956,394
2,915,000	NE Educational Facilities Authority (Midland Lutheran College)	5.600		09/15/2029	2,534,155
1,150,000	NE Educational Finance Authority (Concordia University)	5.000		10/01/2037	1,150,265
2,200,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)	8.750		10/01/2020	2,294,666

					13,935,480
Nevada—2.7%
15,000,000	Clark County, NV Airport[1]	5.750		07/01/2042	17,208,450
260,000	Clark County, NV Improvement District	5.050		02/01/2031	208,172
325,000	Clark County, NV Improvement District	5.000		02/01/2026	284,154
20,000,000	Clark County, NV Water Reclamation District[1]	5.250		07/01/2038	22,818,000
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)[3]	6.850	[5]	01/01/2019	714,547
5,000	Las Vegas, NV Special Improvement District (Sumerlin Village)	5.875		06/01/2021	5,154
75,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.200		08/01/2016	73,423
110,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.250		08/01/2017	106,458
235,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.300		08/01/2018	224,171
560,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	5.850		08/01/2018	593,102
695,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	6.150		08/01/2037	679,175
480,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	6.000		08/01/2027	483,322
905,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	6.000		08/01/2023	926,738
2,450,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)	6.400		06/01/2020	2,677,972
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)	6.700		06/01/2028	7,727,485

					54,730,323
New Hampshire—2.8%
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.650	[5]	01/01/2029	92,513

20      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Hampshire (Continued)
$3,220,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.700%[5]		01/01/2030	$894,999
1,000,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.750		01/01/2015	998,840
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.000	[5]	01/01/2023	250,346
415,000	NH Business Finance Authority (Huggins Hospital)	6.875		10/01/2039	437,929
4,010,000	NH H&EFA (Franklin Pierce College)	6.050		10/01/2034	3,440,299
475,000	NH H&EFA (LRG Healthcare)	5.500		10/01/2034	513,294
20,860,000	NH H&EFA (LRG Healthcare)[1]	7.000		04/01/2038	24,172,777
21,745,000	NH H&EFA (LRGHealthcare)[1]	5.500		10/01/2034	23,498,485
1,500,000	NH H&EFA (Southern New Hampshire University)	5.000		01/01/2027	1,574,385
40,000	NH H&EFA (St. Joseph Hospital/Youville House/Cove)	5.500		07/01/2034	40,040
1,270,000	NH HE&HFA (Franklin Pierce College)	5.300		10/01/2028	1,043,750

					56,957,657
New Jersey—0.4%
5,610,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)	6.300		07/01/2023	5,635,357
3,640,000	NJ Tobacco Settlement Financing Corp.	5.000		06/01/2029	3,124,540
250,000	NJ Transportation Trust Fund Authority	6.000		06/15/2035	297,392

					9,057,289
New Mexico—0.2%
1,495,000	Cabezon, NM Public Improvement District	6.300		09/01/2034	1,525,946
270,000	Montecito Estates, NM Public Improvement District	7.000		10/01/2037	276,456
1,925,000	NM Trails Public Improvement District	7.750		10/01/2038	1,856,547

					3,658,949
New York—2.3%
380,000	NY Counties Tobacco Trust II (TASC)	5.750		06/01/2043	374,433
3,000,000	NY MTA, Series E	5.000		11/15/2030	3,309,930
19,665,000	NYC GO1	5.375		04/01/2036	22,580,592
9,470,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	10,014,809
5,985,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375		06/01/2028	5,543,786
5,255,000	Westchester County, NY Healthcare Corp., Series A	5.000		11/01/2030	5,536,983

					47,360,533
North Carolina—0.0%
20,000	NC Medical Care Commission (AHACHC)	5.800		10/01/2034	20,403
Ohio—8.3%
2,250,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)	6.000		06/01/2045	2,325,577
3,440,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)	5.750		06/01/2031	3,574,676
6,500,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.250		06/01/2037	5,598,905

21      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Ohio (Continued)
$22,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.000%		06/01/2042	$18,390,094
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[5]	06/01/2052	7,912,950
970,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.251	[5]	06/01/2047	58,700,751
11,460,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125		06/01/2024	9,904,534
2,555,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375		06/01/2024	2,226,018
20,820,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750		06/01/2034	17,115,914
20,360,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2030	17,058,015
1,305,000	Butler County, OH Hospital Facilities (UC Health)	5.750		11/01/2040	1,409,048
2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)	6.000		11/01/2038	2,205,269
120,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)	7.000		06/01/2018	120,083
3,445,000	Cleveland-Cuyahoga County, OH Port Authority	6.000		11/15/2035	3,841,209
10,000	Cuyahoga County, OH Hospital (Metro Health System)	5.500		02/15/2027	10,010
295,000	Glenwillow Village, OH GO	5.875		12/01/2024	298,749
20,000	Greene County, OH Economic Devel. (YMCA)	6.000		12/01/2023	19,074
1,310,000	Greene County, OH University Hsg. (Central State University)	5.625		09/01/2032	1,219,911
1,000,000	Greene County, OH University Hsg. (Central State University)	5.500		09/01/2027	956,230
2,500,000	Grove City, OH Tax Increment Financing	5.375		12/01/2031	2,528,250
270,000	Grove City, OH Tax Increment Financing	5.125		12/01/2016	292,734
805,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)	5.000		12/01/2022	810,410
4,015,000	OH Higher Education Facility Commission (Ashland University)	6.250		09/01/2024	3,804,052
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400		02/15/2034	4,653,895
2,475,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300		02/15/2024	2,139,836
4,065,000	Portage County, OH Port Authority (Northeast Ohio Medical University)	5.000		12/01/2037	3,968,538
510,000	Ross County, OH Hospital (Adena Health System)	5.750		12/01/2028	559,802
645,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400		11/01/2036	322,145

					171,966,679
Oklahoma—0.6%
13,055,000	Grady County, OK Criminal Justice Authority	7.000		11/01/2041	12,187,887
770,000	Langston, OK EDA (Langston University)	5.250		05/01/2026	781,973

					12,969,860
Oregon—0.0%
500,000	OR Facilities Authority (Concordia University)	6.375		09/01/2040	528,040

22      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Oregon (Continued)
$340,000	OR Facilities Authority (Concordia University)	6.125%		09/01/2030	$355,477

					883,517
Pennsylvania—0.9%
500,000	Luzerne County, PA IDA	7.750		12/15/2027	510,465
495,000	Luzerne County, PA IDA	7.500		12/15/2019	496,282
25,000	Northumberland County, PA IDA (NHS Youth Services)	5.500		02/15/2033	18,777
3,225,000	Northumberland County, PA IDA (NHS Youth Services)	7.750		02/15/2029	2,382,759
2,000,000	PA HEFA (Shippensburg University)	6.250		10/01/2043	2,178,840
3,000,000	PA Public School Building Authority (School District of Philadelphia)	5.000		04/01/2030	3,223,950
5,000,000	PA Public School Building Authority (School District of Philadelphia)	5.000		04/01/2031	5,338,100
685,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125		03/15/2043	648,250
920,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)	7.250		01/01/2021	930,865
3,500,000	Philadelphia, PA School District	6.000		09/01/2038	3,821,755

					19,550,043
Rhode Island—1.0%
4,915,000	Central Falls, RI Detention Facility[3]	7.250		07/15/2035	3,618,570
50,000	Providence, RI HDC (Barbara Jordan Apartments)	6.750		07/01/2025	50,133
13,600,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)	7.000		05/15/2039	15,492,440
725,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)	7.000		05/15/2039	802,829
20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)	6.500		04/01/2027	20,266
10,375,000	RI Tobacco Settlement Financing Corp. (TASC)	6.750	[5]	06/01/2052	80,406
33,305,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[5]	06/01/2052	352,034

					20,416,678
South Carolina—0.8%
500,000	Allendale County, SC School District Energy Savings Special Obligation	8.500		12/01/2018	508,690
1,820,000	Lancaster County, SC (Sun City Carolina Lakes)	5.450		12/01/2037	1,820,237
5,448,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200		11/01/2036	5,134,685
6,565,000	SC Connector 2000 Assoc. Toll Road, Series B	5.781	[5]	01/01/2021	1,306,501
600,000	SC Connector 2000 Assoc. Toll Road, Series B	5.535	[5]	01/01/2020	126,420
11,240,000	SC Connector 2000 Assoc. Toll Road, Series B	6.697	[5]	01/01/2026	1,629,013
2,500,000	SC Jobs-EDA (Coastal Hsg. Foundation)	6.250		04/01/2035	2,802,875
2,000,000	SC Jobs-EDA (Coastal Hsg. Foundation)	6.500		04/01/2042	2,267,340

23      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
South Carolina (Continued)
$15,000	SC Jobs-EDA (Myrtle Beach Convention)	5.250%	04/01/2036	$15,002

				15,610,763
South Dakota—0.0%
500,000	SD Educational Enhancement Funding Corp. Tobacco Settlement	5.000	06/01/2027	536,585
Tennessee—0.6%
115,000	Johnson City, TN H&EFB (Johnson City Medical Center)	5.250	07/01/2028	115,241
500,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)	5.000	11/01/2027	544,980
10,665,000	TN Energy Acquisition Gas Corp.	5.000	02/01/2027	11,577,071

				12,237,292
Texas—5.5%
60,000	Collin County, TX HFC (Community College District Foundation)	5.250	06/01/2031	51,441
4,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2038	4,248,880
700,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)	6.250	02/15/2036	695,800
7,450,000	Donna, TX GO	6.250	02/15/2037	6,937,067
4,957,000	Escondido, TX Public Improvement District (Horseshoe Bay)	7.250	10/01/2033	5,105,611
45,000	Harris County-Houston, TX Sports Authority	5.000	11/15/2025	45,013
16,000,000	Houston, TX Airport System, Series A1	5.500	07/01/2039	18,099,200
300,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)	6.500	05/15/2031	349,404
250,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2036	263,882
250,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2041	262,233
7,465,000	Irving, TX Hotel Occupancy	5.500	08/15/2038	7,736,054
2,900,000	Lufkin, TX Health Facilities Devel. Corp. (Memorial Health System of East Texas)	6.250	02/15/2037	3,142,295
700,000	Maverick County, TX GO COP	8.750	03/01/2034	670,929
2,350,000	Maverick County, TX GO COP	8.750	03/01/2034	2,252,405
8,610,000	McLennan County, TX Public Facility Corp.	6.625	06/01/2035	9,241,974
780,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	6.000	04/01/2045	799,609
555,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	5.875	04/01/2036	570,795
700,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000	08/15/2042	726,222
12,000,000	North Central Texas HFDC (Children’s Medical Center of Dallas/Children’s Medical Center Foundation Olbigated Group)[2]	5.750	08/15/2039	13,223,160
3,695,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[4]	6.150	08/01/2022	101,613
16,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[1]	6.250	11/15/2029	18,612,160

24      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Texas (Continued)
$6,631,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)	7.750%		10/01/2037	$6,984,963
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750		09/01/2027	80,825
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000		09/01/2033	336,260
4,500,000	TX Municipal Gas Acquisition & Supply Corp.	6.250		12/15/2026	5,440,905
1,700,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)	6.000		02/15/2030	1,858,729
660,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)	6.250		09/01/2036	663,656
1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Fontiers School)	5.800		08/15/2040	1,145,706
18,750,000	TX Turnpike Authority (Central TX Turnpike System)	6.591	[5]	08/15/2037	4,633,125
100,000	Williamson County, TX	5.125		02/15/2034	100,393

					114,380,309
Utah—0.3%
2,330,000	Utah County, UT Charter School (Lakeview Academy)	5.250		07/15/2043	2,302,366
2,315,000	Utah County, UT Charter School (Lakeview Academy)	5.625		07/15/2037	2,350,350
500,000	Utah County, UT Charter School (Lakeview Academy)	5.000		07/15/2032	488,855
275,000	Utah County, UT Charter School (Renaissance Academy)	5.625		07/15/2037	255,970
1,330,000	West Valley City, UT Sewer (East Hollywood High School)	5.625		06/15/2037	1,143,508

					6,541,049
Vermont—0.1%
445,000	Burlington, VT GO	5.000		11/01/2032	454,425
350,000	Burlington, VT GO	5.000		11/01/2027	365,390
493,766	VT Educational & Health Buildings Financing Agency (Marlboro College)	2.779		04/01/2019	478,859

					1,298,674
Virginia—1.1%
825,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.500		07/15/2035	642,576
2,175,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.250		07/15/2025	1,850,033
425,000	Celebrate, VA North Community Devel. Authority Special Assessment[3]	6.750		03/01/2034	274,291
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment[4]	5.450		03/01/2036	1,568,940
371,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.125		03/01/2036	194,133
750,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.800		03/01/2036	392,025

25      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Virginia (Continued)
$25,000	Greensville County, VA IDA (Georgia-Pacific Corp.)	5.300%		08/01/2014	$25,192
345,000	Manassas Park, VA Economic Devel. Authority	6.000		07/15/2035	367,829
900,000	New Port, VA CDA	5.600		09/01/2036	560,403
3,375,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation	6.450		09/01/2037	3,525,728
2,690,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)	6.500		08/01/2038	2,758,756
675,000	Suffolk, VA IDA (Lake Prince Center)	5.300		09/01/2031	671,922
3,500,000	VA Celebrate South CDA Special Assessment[4]	6.250		03/01/2037	2,014,390
2,000,000	VA College Building Authority (Regent University)	5.000		06/01/2029	2,026,380
950,000	VA College Building Authority (Regent University)	5.000		06/01/2026	969,371
585,000	VA College Building Authority Educational Facilities (Regent University)	5.000		06/01/2036	587,562
35,170,000	VA Tobacco Settlement Authority	5.670	[5]	06/01/2047	780,422
162,770,000	VA Tobacco Settlement Authority	5.770	[5]	06/01/2047	2,695,471

					21,905,424
Washington—3.4%
4,145,000	Bremerton, WA Hsg. Authority	5.500		06/01/2037	4,026,122
1,000,000	Bremerton, WA Hsg. Authority	5.300		06/01/2026	1,002,250
75,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600		03/01/2028	73,930
25,000	Pierce County, WA Hsg. Authority	5.800		12/01/2023	25,000
1,410,000	Seattle, WA Hsg. Authority (Gamelin House & Genesee)	5.700		11/01/2035	1,417,431
3,000,000	Tacoma, WA Consolidated Local Improvements District No. 65	5.750		04/01/2043	3,003,510
3,920,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)	5.000		03/01/2025	4,126,270
80,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)	5.000		03/01/2025	94,520
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375		10/01/2036	38,951,918
15,000,000	WA Health Care Facilities Authority (Providence Health System-Washington)[1]	5.250		10/01/2033	16,856,700
35,000	White Salmon, WA Water & Sewer	6.000		07/01/2015	35,116

					69,612,767
West Virginia—0.2%
1,885,000	Brooke County, WV (Bethany College)	6.750		10/01/2037	2,059,645
960,000	Brooke County, WV (Bethany College)	6.500		10/01/2031	1,037,443

					3,097,088
Wisconsin—1.7%
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[4]	7.000		01/01/2026	784,875
2,495,000	WI Center District, Series A	5.000		12/15/2030	2,733,497
1,475,000	WI Center District, Series A	5.000		12/15/2029	1,624,005
5,000,000	WI GO	6.000		05/01/2036	5,856,300
1,230,000	WI H&EFA (Beloit College)	6.125		06/01/2035	1,341,475
750,000	WI H&EFA (Beloit College)	6.125		06/01/2039	812,565

26      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Wisconsin (Continued)
$1,305,000	WI H&EFA (Richland Hospital)	5.375%		06/01/2028	$1,305,300
17,260,000	WI H&EFA (SSM Health Care Corp.)	5.250		06/01/2034	18,506,172
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.060	[5]	10/01/2042	2
465,000	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000		10/01/2042	443,540
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.181	[5]	10/01/2042	62,742
650,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)	7.125		07/01/2042	690,976
500,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	5.750		07/15/2032	511,765
350,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	6.000		07/15/2042	358,613

					35,031,827
U.S. Possessions—11.0%
800,000	Guam Government Department of Education COP (John F. Kennedy High School)	6.875		12/01/2040	834,808
500,000	Guam Government Department of Education COP (John F. Kennedy High School)	6.625		12/01/2030	519,860
7,315,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	4,948,085
1,925,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	1,341,378
1,885,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	1,308,341
5,400,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	3,774,114
11,250,000	Puerto Rico Children’s Trust Fund (TASC)	5.500		05/15/2039	10,161,112
4,000,000	Puerto Rico Commonwealth GO	5.625		07/01/2033	3,034,520
1,250,000	Puerto Rico Commonwealth GO	5.375		07/01/2030	920,462
9,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	6,667,830
5,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2028	3,791,100
500,000	Puerto Rico Commonwealth GO	5.500		07/01/2021	507,945
3,000,000	Puerto Rico Commonwealth GO	5.250		07/01/2023	2,286,960
1,500,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	1,134,525
3,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2040	2,234,460
4,515,000	Puerto Rico Commonwealth GO	5.000		07/01/2020	3,649,474
4,020,000	Puerto Rico Commonwealth GO	5.250		07/01/2030	2,916,148
4,210,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	3,030,821
2,610,000	Puerto Rico Commonwealth GO	5.000		07/01/2023	1,949,748
2,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	1,495,360
5,000,000	Puerto Rico Commonwealth GO	6.500		07/01/2037	3,918,800
3,000,000	Puerto Rico Commonwealth GO	5.125		07/01/2028	2,162,880
20,460,000	Puerto Rico Electric Power Authority, Series A	5.000		07/01/2029	12,462,391
2,830,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2028	1,750,921
1,850,000	Puerto Rico Electric Power Authority, Series CCC	5.000		07/01/2022	1,195,655
3,000,000	Puerto Rico Electric Power Authority, Series CCC	5.250		07/01/2027	1,863,570
260,000	Puerto Rico Electric Power Authority, Series RR	5.000		07/01/2024	246,272
4,000,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2025	3,758,080
5,000,000	Puerto Rico Electric Power Authority, Series TT	5.000		07/01/2037	2,945,000
4,500,000	Puerto Rico Electric Power Authority, Series TT	5.000		07/01/2032	2,691,675
3,000,000	Puerto Rico Electric Power Authority, Series TT	5.000		07/01/2026	1,871,070
1,500,000	Puerto Rico Electric Power Authority, Series VV	5.500		07/01/2020	1,007,985

27      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$1,690,000	Puerto Rico Electric Power Authority, Series VV	5.250%		07/01/2025	$1,622,265
2,000,000	Puerto Rico Electric Power Authority, Series WW	5.000		07/01/2028	1,223,620
3,050,000	Puerto Rico Electric Power Authority, Series WW	5.500		07/01/2038	1,792,394
1,985,000	Puerto Rico Electric Power Authority, Series WW	5.250		07/01/2025	1,242,908
5,000,000	Puerto Rico Electric Power Authority, Series WW	5.500		07/01/2020	3,359,950
5,000,000	Puerto Rico Electric Power Authority, Series WW	5.500		07/01/2021	3,281,450
2,750,000	Puerto Rico Electric Power Authority, Series WW	5.375		07/01/2023	1,749,633
410,000	Puerto Rico Electric Power Authority, Series ZZ	5.250		07/01/2022	264,987
7,300,000	Puerto Rico Electric Power Authority, Series ZZ	5.250		07/01/2024	4,607,468
40,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2022	24,776
3,000,000	Puerto Rico Highway & Transportation Authority, Series L	5.250		07/01/2038	2,488,710
3,500,000	Puerto Rico Highway & Transportation Authority, Series M	5.000		07/01/2046	1,824,200
65,000	Puerto Rico Infrastructure	5.000		07/01/2041	34,882
850,000	Puerto Rico Infrastructure	5.500		07/01/2024	557,651
8,000,000	Puerto Rico Infrastructure	7.075	[5]	07/01/2030	1,656,480
750,000	Puerto Rico Infrastructure Financing Authority	5.500		07/01/2028	457,192
8,695,000	Puerto Rico Infrastructure Financing Authority	6.070	[5]	07/01/2031	1,633,356
1,230,000	Puerto Rico ITEMECF (Polytechnic University)	5.000		08/01/2032	894,714
2,000,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	1,419,980
8,575,000	Puerto Rico Public Buildings Authority	6.250		07/01/2026	6,676,066
3,300,000	Puerto Rico Public Buildings Authority	5.000		07/01/2032	2,244,825
1,000,000	Puerto Rico Public Buildings Authority	6.250		07/01/2031	749,020
4,940,000	Puerto Rico Public Buildings Authority	5.375		07/01/2033	3,480,675
240,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	162,031
5,615,000	Puerto Rico Public Finance Corp., Series B	5.500		08/01/2031	3,498,145
16,250,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	12,292,963
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[5]	08/01/2034	9,482,500
4,365,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	3,211,461
270,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2043	183,835
18,875,000	Puerto Rico Sales Tax Financing Corp., Series A	9.410	[5]	08/01/2036	3,103,239
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	4,133,000
20,215,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	15,653,890
29,670,000	Puerto Rico Sales Tax Financing Corp., Series A	6.110	[5]	08/01/2044	4,064,493
7,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	5,891,340
29,160,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000		08/01/2040	23,039,608
3,450,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	2,467,820
2,205,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	1,758,598
3,685,000	Puerto Rico Sales Tax Financing Corp., Series C	0.000	[9]	08/01/2032	2,860,113

					227,471,588

Total Municipal Bonds and Notes (Cost $2,531,323,853)					2,275,144,026

Corporate Bonds and Notes—0.0%
65,941	Las Vegas Monorail Co., Sr. Sec. Nts.[8,10]	5.500		07/15/2019	—
18,270	Las Vegas Monorail Co., Sub. Nts.[8,10]	3.000		07/15/2055	—

Total Corporate Bonds and Notes (Cost $0)					—

Total Investments, at Value (Cost $2,531,323,853)—110.4%					2,275,144,026
Liabilities in Excess of Other Assets—(10.4)					(213,725,552)

Net Assets—100.0%					$2,061,418,475

28      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments

1. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2014. See accompanying Notes.

3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See ccompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

8. Received as a result of a corporate action

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10. Interest or dividend is paid-in-kind, when applicable.

To simplify the listings of securities, abbreviations are used per the table below:

AHACHC	ARC/HDS Alamance Country Housing Corp.
AWCC	American Water Capital Corp.
CDA	Communities Devel. Authority
COP	Certificates of Participation
DA	Dormitory Authority
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EF&CD	Environmental Facilities and Community Devel.
EPBH	Emma Pendleton Bradley Hospital
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFA	Higher Education and Health Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
KAWC	Kentucky American Water Company
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
OLOLMC	Our Lady of Lake Medical Center
OLOLRMC	Our Lady of Lourdes Regional Medical Center
RIH	Rhode Island Hospital
RIBS	Residual Interest Bonds
ROLs	Reset Option Longs

29      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Abbreviations: Continued

SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
UC	United Care
YMCA	Young Men’s Christian Assoc.

30      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited

Oppenheimer Rochester AMT-Free Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

31      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain

32      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2014, the Fund’s maximum exposure under such agreements is estimated at $109,675,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2014, municipal bond holdings with a value of $441,044,226 shown on the Fund’s Statement of Investments

33      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

are held by such Trusts and serve as the underlying municipal bonds for the related $261,070,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$10,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements) RIBS	10.3%	4/1/41	$11,747,800
5,000,000	CA Health Facilities Financing Authority ROLs	21.119	7/1/39	8,049,400
7,500,000	CA Public Works	9.909	12/1/31	10,808,700
5,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS	9.718	1/1/40	5,536,300
3,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS	9.718	1/1/37	3,321,780
3,750,000	Clark County, NV Airport ROLs[3]	20.669	7/1/42	5,958,450
5,000,000	Clark County, NV Water Reclamation District DRIVERS	18.829	7/1/38	7,818,000
10,000,000	East Bay, CA Municipal Utility District (Water System) ROLs[3]	9.499	6/1/36	12,472,200
3,480,000	FL COP (Dept. of Management Services) DRIVERS	14.303	8/1/28	4,958,930
4,000,000	Greater Orlando, FL Aviation Authority ROLs[3]	18.018	10/1/32	5,192,640
4,000,000	Houston, TX Airport System ROLs[3]	20.106	7/1/39	6,099,200
5,000,000	IL Finance Authority (Northwestern Memorial Hospital) DRIVERS	21.862	8/15/39	8,133,600
3,335,000	IL Finance Authority ROLs[3]	13.892	12/1/30	4,246,489
1,665,000	IL Finance Authority ROLs[3]	18.655	5/15/29	2,021,243
3,650,000	MI Hospital Finance Authority ROLs[3]	22.61	12/1/23	6,001,622
10,875,000	NH H&EFA (LRG Healthcare) DRIVERS	10.221	10/1/34	12,628,485
5,215,000	NH H&EFA ROLs[3]	26.009	4/1/38	8,527,777
4,920,000	NYC GO DRIVERS	19.32	4/1/36	7,835,592
2,500,000	Orange County, FL School Board ROLs[3]	19.956	8/1/34	3,449,000
3,100,000	Pima County, AZ IDA (Metro Police Facility) DRIVERS	18.284	7/1/39	3,802,460
3,335,000	San Francisco, CA City & County COP ROLs[3]	13.892	10/1/33	4,295,780
4,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	22.097	11/15/29	6,612,160
3,000,000	University of Illinois (Auxiliary Facilities Systems) DRIVERS	20.851	4/1/38	4,668,000
7,500,000	WA Austin Trust Various States Inverse Certificates	9.597	10/1/33	9,356,700
11,265,000	WA Health Care Facilities Authority (Catholic Health Initiatives)	17.291	10/1/36	16,431,918

				$179,974,226

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

34      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $261,070,000 as of April 30, 2014.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$13,236,323
Sold securities	9,229,736

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2014 is as follows:

Cost	$102,008,113
Market Value	$44,087,026
Market value as % of Net Assets	2.14%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of April 30, 2014, securities with an aggregate market value of $788,760, representing 0.04% of the Fund’s net assets, were subject to these forbearance agreements.

35      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Interest payments of $134,663 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below: Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

36      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation

37      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$64,371,277	$—	$64,371,277
Alaska	—	597,774	—	597,774
Arizona	—	75,170,462	—	75,170,462
Arkansas	—	303,972	1,255,831	1,559,803
California	—	348,903,209	—	348,903,209
Colorado	—	42,636,773	—	42,636,773
Connecticut	—	5,617,631	—	5,617,631
Delaware	—	6,823,728	—	6,823,728
District of Columbia	—	17,716,827	—	17,716,827
Florida	—	262,891,694	—	262,891,694
Georgia	—	16,383,192	—	16,383,192
Idaho	—	1,079,880	—	1,079,880
Illinois	—	250,553,881	—	250,553,881
Indiana	—	37,240,801	—	37,240,801
Iowa	—	4,760,263	—	4,760,263
Kansas	—	3,337,414	—	3,337,414
Kentucky	—	101,944	—	101,944
Louisiana	—	47,591,847	—	47,591,847
Maine	—	7,914,070	—	7,914,070
Maryland	—	2,315,497	—	2,315,497
Massachusetts	—	9,564,428	1	9,564,429
Michigan	—	72,990,166	—	72,990,166
Minnesota	—	6,607,426	—	6,607,426

38      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

Mississippi	$—	$1,016,996	$—	$1,016,996
Missouri	—	58,524,557	—	58,524,557
Montana	—	9,641,708	—	9,641,708
Nebraska	—	13,935,480	—	13,935,480
Nevada	—	54,730,323	—	54,730,323
New Hampshire	—	56,957,657	—	56,957,657
New Jersey	—	9,057,289	—	9,057,289
New Mexico	—	3,658,949	—	3,658,949
New York	—	47,360,533	—	47,360,533
North Carolina	—	20,403	—	20,403
Ohio	—	171,966,679	—	171,966,679
Oklahoma	—	12,969,860	—	12,969,860
Oregon	—	883,517	—	883,517
Pennsylvania	—	19,550,043	—	19,550,043
Rhode Island	—	20,416,678	—	20,416,678
South Carolina	—	10,476,078	5,134,685	15,610,763
South Dakota	—	536,585	—	536,585
Tennessee	—	12,237,292	—	12,237,292
Texas	—	114,380,309	—	114,380,309
U.S. Possessions	—	227,471,588	—	227,471,588
Utah	—	6,541,049	—	6,541,049
Vermont	—	1,298,674	—	1,298,674
Virginia	—	21,905,424	—	21,905,424
Washington	—	69,612,767	—	69,612,767
West Virginia	—	3,097,088	—	3,097,088
Wisconsin	—	35,031,825	2	35,031,827
Corporate Bonds and Notes	—	—	—	—

Total Assets	$—	$2,268,753,507	$6,390,519	$2,275,144,026

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Colorado	$482,980	$—	$—	$(482,980)
Florida	1,702,622	—	—	(1,702,622)
Massachusetts	—	(1)	1	—
Wisconsin	—	(2)	2	—

Total Assets	$2,185,602	$(3)	$3	$(2,185,602)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.
**	Transferred from Level 2 to Level 3 because of the lack of observable market data.

39      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,272,754,126 [1]

Gross unrealized appreciation	$136,883,352
Gross unrealized depreciation	(386,156,756)

Net unrealized depreciation	$(249,273,404)

1. The Federal tax cost of securities does not include cost of $251,663,304, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

40      OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT-Free Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	6/9/2014